Leases (The Group as a lessee) (Carrying amounts and movements of right-of-use assets) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		¥ 17,168,072	¥ 13,858,230
Additions	¥ 2,400,639	4,500,070
Business Combination	122,872
Depreciation charge	(813,224)	(781,618)
Disposals/write-off	(11,830)	(431,813)
Early termination	(506,601)
Currency translation differences	(67,854)	23,203
Right-of-use assets at the end of period	18,292,074	17,168,072
Net book value of land use rights for which Company is in the process of applying ownership certificates	161,000	350,000
Buildings
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		143,314	320,591
Reclassification		265,167
Additions	255,030	109,321
Depreciation charge	(97,483)	(21,983)
Early termination	(8,570)
Currency translation differences	(1,396)	552
Right-of-use assets at the end of period	290,895	143,314
Electric utility plant in service
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		3,800,493	1,387,258
Reclassification	(26,698)
Additions	1,453,919	2,643,363
Depreciation charge	(228,539)	(233,218)
Disposals/write-off	(7,589)
Early termination	(497,815)
Currency translation differences	(3,302)	3,090
Right-of-use assets at the end of period	4,490,469	3,800,493
Transportation facilities
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		206,421	826
Reclassification		(229,292)
Depreciation charge	(7,021)	(16,967)
Currency translation differences	(18,683)	(6,730)
Right-of-use assets at the end of period	180,717	206,421
Land use rights
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		12,553,477	11,810,054
Reclassification	28,606	(375,376)
Additions	621,787	1,270,033
Business Combination	122,872
Depreciation charge	(431,476)	(496,464)
Disposals/write-off	(4,241)	(431,813)
Currency translation differences	(44,473)	26,291
Right-of-use assets at the end of period	12,846,552	12,553,477
Others
Disclosure of leases [line items]
Right-of-use assets at 1 January 2019		464,367	¥ 339,501
Reclassification	(1,908)	339,501
Additions	69,903	477,353
Depreciation charge	(48,705)	(12,986)
Early termination	(216)
Right-of-use assets at the end of period	¥ 483,441	¥ 464,367